Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Basic [Line Items]
Net earnings	$ (3,567)
Seaspan [Member]
Earnings Per Share Basic [Line Items]
Net earnings		$ 439,100	$ 278,800	$ 175,200
Earnings (loss) attributable to common shareholders		368,000	207,500	110,800
Share-based compensation		0	0	0
2018 Warrants and New Warrants		0	0
Earnings (loss) attributable to common shareholders, diluted		$ 368,000	$ 207,500	$ 110,800
Earnings (loss) attributable to common shareholders, shares		214,499,000	154,848,000	117,524,000
Share-based compensation, shares		471,000	91,000	81,400
2018 Warrants and New Warrants, shares		4,902,000	3,129,000
Earnings (loss) attributable to common shareholders, diluted shares		219,872,000	158,068,000	117,605,400
Earnings (loss) attributable to common shareholders, per share amount		$ 1.72	$ 1.34	$ 0.94
Earnings (loss) attributable to common shareholders, per share diluted amount		$ 1.67	$ 1.31	$ 0.94
Seaspan [Member] | Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends		$ (14,100)	$ (14,600)	$ (9,900)
Seaspan [Member] | Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends		(11,200)	(11,200)	(11,100)
Seaspan [Member] | Series F Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends		0	(8,300)	(9,700)
Seaspan [Member] | Series G Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends		(16,000)	(16,000)	(16,000)
Seaspan [Member] | Series H Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends		(17,800)	(17,800)	$ (17,700)
Seaspan [Member] | Series I Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends		$ (12,000)	$ (3,400)